VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—6.3%
U.S. Treasury Notes
0.125%, 3/31/23	$ 25,855	$ 25,353
0.125%, 4/30/23	5,595	5,469
2.500%, 4/30/24	6,095	6,042
Total U.S. Government Securities (Identified Cost $37,171)		36,864

Foreign Government Securities—0.5%
Dominican Republic 144A 5.500%, 2/22/29(1)	1,090	947
Kingdom of Saudi Arabia 144A 4.000%, 4/17/25(1)	425	427
Republic of Indonesia 144A 4.125%, 1/15/25(1)	435	433
Republic of Kazakhstan 144A 5.125%, 7/21/25(1)	570	588
Republic of South Africa 5.875%, 9/16/25	265	263
State of Qatar Government International Bond 144A 3.400%, 4/16/25(1)	300	298
Total Foreign Government Securities (Identified Cost $3,192)		2,956

Mortgage-Backed Securities—28.9%
Agency—0.2%
Federal National Mortgage Association
Pool #AD6058 4.000%, 8/1/25	9	9
Pool #AO5149 3.000%, 6/1/27	44	44
Pool #AL7532 3.000%, 11/1/27	181	180
Pool #AS5730 3.000%, 9/1/30	401	400
Pool #MA0908 4.000%, 11/1/31	112	114
Pool #AC3654 5.000%, 10/1/39	84	89
Pool #AD3841 4.500%, 4/1/40	25	25
Pool #MA3663 3.500%, 5/1/49	204	198
Government National Mortgage Association
Pool #345039 7.000%, 9/15/23	—(2)	—(2)
Pool #780023 7.000%, 9/15/24	1	1
		1,060

Non-Agency—28.7%
Ajax Mortgage Loan Trust
2021-A, A1 144A 1.065%, 9/25/65(1)(3)	1,563	1,427
2019-D, A1 144A 2.956%, 9/25/65(1)(3)	508	478
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	1,840	1,626
	Par Value	Value

Non-Agency—continued
American Homes 4 Rent Trust
2014-SFR3, A 144A 3.678%, 12/17/36(1)	$ 2,593	$ 2,565
2015-SFR1, A 144A 3.467%, 4/17/52(1)	173	170
AMSR Trust
2020-SFR1, A 144A 1.819%, 4/17/37(1)	939	891
2020-SFR1, B 144A 2.120%, 4/17/37(1)	940	891
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,400	2,217
2021-SFR2, C 144A 1.877%, 8/17/38(1)	1,010	885
Angel Oak Mortgage Trust
2021-7, A1 144A 1.978%, 10/25/66(1)(3)	1,026	897
2021-8, A1 144A 1.820%, 11/25/66(1)(3)	2,738	2,475
Angel Oak Mortgage Trust I LLC 2018-3, A1 144A 3.649%, 9/25/48(1)(3)	100	99
Angel Oak Mortgage Trust LLC
2020-R1, A2 144A 1.247%, 4/25/53(1)(3)	987	953
2020-6, A1 144A 1.261%, 5/25/65(1)(3)	253	241
2020-4, A1 144A 1.469%, 6/25/65(1)(3)	1,165	1,113
2021-2, A1 144A 0.985%, 4/25/66(1)(3)	2,212	2,012
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(3)	618	595
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(1)(3)	1,121	1,036
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	1,399	1,347
2020-1, A1B 144A 2.100%, 3/25/55(1)	1,089	1,048
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	41	37
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(3)	92	90
BPR Trust 2021-KEN, A (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 2.574%, 2/15/29(1)(3)	755	745
BRAVO Residential Funding Trust
2021-A, A1 144A 1.991%, 10/25/59(1)(3)	822	785
2021-NQM3, A1 144A 1.699%, 4/25/60(1)(3)	2,422	2,325
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(3)	502	495
BX Commercial Mortgage Trust 2019-XL, C (1 month LIBOR + 1.250%, Cap N/A, Floor 1.250%) 144A 2.574%, 10/15/36(1)(3)	880	853
BX Trust 2018-GW, B (1 month LIBOR + 1.020%, Cap N/A, Floor 1.020%) 144A 2.344%, 5/15/35(1)(3)	1,265	1,220
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(1)	2,515	2,252
See Notes to Schedule of Investments

VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	$ 870	$ 788
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%, Cap N/A, Floor 1.120%) 144A 2.444%, 6/15/34(1)(3)	367	359
Citigroup Commercial Mortgage Trust 2015-GC27, A4 2.878%, 2/10/48	997	964
Citigroup Mortgage Loan Trust, Inc.
2014-A, A 144A 4.000%, 1/25/35(1)(3)	101	97
2015-PS1, A1 144A 3.750%, 9/25/42(1)(3)	35	34
2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	1,339	1,303
COLT Funding LLC 2021-3R, A1 144A 1.051%, 12/25/64(1)(3)	1,281	1,182
COLT Mortgage Loan Trust
2022-1, A1 144A 2.284%, 12/27/66(1)(3)	2,253	2,018
2022-3, A1 144A 3.901%, 2/25/67(1)(3)(4)	2,101	2,029
2022-4, A1 144A 4.301%, 3/25/67(1)(3)	685	676
COLT Mortgage Loan Trust Funding LLC 2021-2R, A1 144A 0.798%, 7/27/54(1)	429	422
COLT Mortgage Pass-Through Certificates
2021-1R, A1 144A 0.857%, 5/25/65(1)(3)	486	477
2021-1R, A3 144A 1.421%, 5/25/65(1)(3)	1,021	1,000
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(1)(3)	919	832
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(1)	1,035	968
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(1)(3)	950	890
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(1)	2,268	2,153
2018-2, A 144A 4.026%, 11/15/52(1)	603	601
2020-4, A 144A 1.174%, 12/15/52(1)	1,417	1,285
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 2.304%, 5/15/36(1)(3)	1,455	1,431
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.808%, 4/25/44(1)(3)	143	132
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(3)	848	825
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(3)	1,930	1,804
2021-NQM1, A1 144A 0.809%, 5/25/65(1)(3)	1,175	1,126
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(3)	807	765
	Par Value	Value

Non-Agency—continued
2021-NQM2, A1 144A 1.179%, 2/25/66(1)(3)	$ 834	$ 790
2021-AFC1, A1 144A 0.830%, 3/25/56(1)(3)	1,035	884
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(3)	734	687
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(3)	277	268
2020-1, A1 144A 2.006%, 5/25/65(1)(3)	216	210
2020-2, A1 144A 1.178%, 10/25/65(1)(3)	1,940	1,868
2021-1, A2 144A 1.003%, 2/25/66(1)(3)	610	549
2021-2, A1 144A 0.931%, 6/25/66(1)(3)	1,427	1,290
2022-1, A1 144A 2.206%, 1/25/67(1)(3)	753	686
Extended Stay America Trust 2021-ESH, C (1 month LIBOR + 1.700%, Cap N/A, Floor 1.700%) 144A 3.025%, 7/15/38(1)(3)	1,073	1,038
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	800	745
2020-SFR2, A 144A 1.266%, 10/19/37(1)	1,196	1,102
2020-SFR2, B 144A 1.567%, 10/19/37(1)	2,045	1,862
2021-SFR1, D 144A 2.189%, 8/17/38(1)	1,810	1,595
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(3)	86	83
2018-1, A23 144A 3.500%, 11/25/57(1)(3)	61	58
2019-2, A52 144A 3.500%, 6/25/59(1)(3)	447	443
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(1)(3)	113	110
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 2.124%, 2/15/38(1)(3)	2,085	2,018
GS Mortgage Securities Trust
2020-TWN3, A (1 month LIBOR + 2.000%, Cap N/A, Floor 2.000%) 144A 3.324%, 11/15/37(1)(3)	1,540	1,525
2020-GC45, AS 3.173%, 2/13/53(3)	1,426	1,283
GS Mortgage-Backed Securities Trust 2020-NQM1, A3 144A 2.352%, 9/27/60(1)(3)	232	222
GSR Mortgage Loan Trust 2003-3F, 1A6 6.000%, 4/25/33	88	87
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	1,070	1,044
JPMBB Commercial Mortgage Securities Trust
2014-C18, AS 4.439%, 2/15/47(3)	1,395	1,385
2015-C32, AS 3.984%, 11/15/48	2,200	2,126

See Notes to Schedule of Investments

VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.364%, 6/25/29(1)(3)	$ 328	$ 313
2014-2, 2A2 144A 3.500%, 6/25/29(1)(3)	236	227
2006-A2, 4A1 3.091%, 8/25/34(3)	27	27
2014-1, 2A12 144A 3.500%, 1/25/44(1)(3)	120	116
2015-1, AM1 144A 2.172%, 12/25/44(1)(3)	69	68
2016-SH1, M2 144A 3.750%, 4/25/45(1)(3)	249	229
2015-5, A2 144A 2.352%, 5/25/45(1)(3)	390	387
2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	435	406
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	240	221
2017-5, A1 144A 3.053%, 10/26/48(1)(3)	484	475
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month LIBOR + 1.000%, Cap N/A, Floor 1.000%) 144A 2.324%, 12/15/37(1)(3)	1,459	1,393
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 2.124%, 5/15/36(1)(3)	1,040	1,019
LHOME Mortgage Trust 2021-RTL1, A1 144A 2.090%, 9/25/26(1)(3)	1,000	958
Mello Warehouse Securitization Trust
2021-1, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.768%, 2/25/55(1)(3)	775	760
2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 2.724%, 4/25/55(1)(3)	1,035	1,022
MetLife Securitization Trust
2018-1A, A 144A 3.750%, 3/25/57(1)(3)	1,587	1,546
2019-1A, A1A 144A 3.750%, 4/25/58(1)(3)	2,481	2,455
MFA Trust
2021-NQM1, A1 144A 1.153%, 4/25/65(1)(3)	789	731
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(3)	835	804
2021-INV1, A1 144A 0.852%, 1/25/56(1)(3)	182	170
Mill City Mortgage Loan Trust
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(3)	796	748
2017-3, M2 144A 3.250%, 1/25/61(1)(3)	1,017	975
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 144A 2.024%, 11/15/34(1)(3)	1,380	1,366
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 2.451%, 6/25/44(1)(3)	310	306
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	564	548
	Par Value	Value

Non-Agency—continued
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	$ 594	$ 573
2016-1A, A1 144A 3.750%, 3/25/56(1)(3)	338	328
2016-3A, A1 144A 3.750%, 9/25/56(1)(3)	340	327
2016-4A, A1 144A 3.750%, 11/25/56(1)(3)	1,504	1,454
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	967	941
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(3)	618	595
2019-NQM4, A1 144A 2.492%, 9/25/59(1)(3)	264	256
2020-1A, A1B 144A 3.500%, 10/25/59(1)(3)	1,309	1,256
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(3)	1,332	1,288
2016-2A, A1 144A 3.750%, 11/26/35(1)(3)	785	761
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	1,202	1,169
NMLT Trust 2021-INV1, A1 144A 1.185%, 5/25/56(1)(3)	1,418	1,273
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(1)	2,619	2,465
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(3)	62	62
2021-NQM2, A1 144A 1.101%, 5/25/61(1)(3)	985	854
2018-1, A2 (1 month LIBOR + 0.650%) 144A 2.274%, 6/25/57(1)(3)	125	122
Preston Ridge Partners Mortgage LLC
2020-6, A1 144A 2.363%, 11/25/25(1)(3)	782	749
2021-3, A1 144A 1.867%, 4/25/26(1)(3)	544	513
2021-RPL2, A1 144A 1.455%, 10/25/51(1)(3)	643	584
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(1)(3)	1,320	1,235
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(3)	523	495
Progress Residential Trust
2021-SFR3, C 144A 2.088%, 5/17/26(1)	500	445
2021-SFR3, D 144A 2.288%, 5/17/26(1)	1,010	887
2019-SFR3, B 144A 2.571%, 9/17/36(1)	685	657
2021-SFR6, C 144A 1.855%, 7/17/38(1)	725	639
2020-SFR2, A 144A 2.078%, 6/17/37(1)	2,131	2,011
2020-SFR3, A 144A 1.294%, 10/17/27(1)	344	316
2021-SFR1, C 144A 1.555%, 4/17/38(1)	1,050	928
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(3)	112	101

See Notes to Schedule of Investments

VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(3)	$ 334	$ 298
RCO VI Mortgage LLC 2022-1, A1 144A 3.000%, 1/25/27(1)(3)	828	788
RCO VII Mortgage LLC 2021-2, A1 144A 2.116%, 9/25/26(1)(3)	752	717
Residential Mortgage Loan Trust
2019-2, A1 144A 2.913%, 5/25/59(1)(3)	58	58
2020-1, A1 144A 2.376%, 1/26/60(1)(3)	853	823
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(1)(3)	780	736
SBA Tower Trust 144A 1.631%, 11/15/26(1)	1,900	1,700
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(1)(3)	401	393
2021-1, A1 144A 1.160%, 7/25/61(1)(3)	1,154	1,019
2021-1, A3 144A 1.560%, 7/25/61(1)(3)	449	398
STAR Trust 2021-1, A1 144A 1.219%, 5/25/65(1)(3)	1,121	1,053
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(3)	130	129
2021-3, A2 144A 1.395%, 6/25/56(1)(3)	675	604
2021-3, A3 144A 1.518%, 6/25/56(1)(3)	339	302
2020-3, A1 144A 1.486%, 4/25/65(1)(3)	293	285
Structured Adjustable Rate Mortgage Loan Trust 2004-14, 7A 2.711%, 10/25/34(3)	60	58
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(3)	1,375	1,365
2016-2, M2 144A 3.000%, 8/25/55(1)(3)	3,370	3,201
2017-1, A2 144A 3.500%, 10/25/56(1)(3)	2,355	2,311
2017-2, A2 144A 3.250%, 4/25/57(1)(3)	1,945	1,909
2018-2, A2 144A 3.500%, 3/25/58(1)(3)	1,565	1,489
2019-1, A1 144A 3.656%, 3/25/58(1)(3)	339	330
2018-6, A1A 144A 3.750%, 3/25/58(1)(3)	1,277	1,269
2018-3, A1 144A 3.750%, 5/25/58(1)(3)	879	859
2020-MH1, A2 144A 2.500%, 2/25/60(1)(3)	830	745
2015-4, M1 144A 3.750%, 4/25/55(1)(3)	236	236
2018-4, A1 144A 3.000%, 6/25/58(1)(3)	1,034	991
Towd Point Trust 2021-HE1, M1 144A 1.500%, 2/25/63(1)(3)	673	641
	Par Value	Value

Non-Agency—continued
VCAT Asset Securitization LLC 2021-NPL6, A1 144A 1.917%, 9/25/51(1)(3)	$ 1,315	$ 1,234
VCAT LLC 2021-NPL2, A1 144A 2.115%, 3/27/51(1)(3)	830	791
Velocity Commercial Capital Loan Trust 2020-1, AFX 144A 2.610%, 2/25/50(1)(3)	643	614
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(1)(3)	372	353
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(3)	1,136	1,078
Vericrest Opportunity Loan Trust XCIV LLC 2021-NPL3, A1 144A 2.240%, 2/27/51(1)(3)	343	325
Vericrest Opportunity Loan Trust XCV LLC 2021-NPL4, A1 144A 2.240%, 3/27/51(1)(3)	343	327
Verus Securitization Trust
2019-INV2, A1 144A 2.913%, 7/25/59(1)(3)	980	977
2021-R3, A1 144A 1.020%, 4/25/64(1)(3)	1,936	1,841
2021-2, A1 144A 1.031%, 2/25/66(1)(3)	1,739	1,571
2021-3, A1 144A 1.046%, 6/25/66(1)(3)	1,847	1,632
2022-4, A1 144A 4.474%, 4/25/67(1)(3)	927	915
2020-1, A1 144A 2.417%, 1/25/60(1)(3)	671	658
2021-1, A1 144A 0.815%, 1/25/66(1)(3)	650	594
2021-R1, A1 144A 0.820%, 10/25/63(1)(3)	1,268	1,235
2021-R2, A1 144A 0.918%, 2/25/64(1)(3)	330	319
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(3)	3,255	3,117
2021-1R, A1 144A 1.280%, 5/25/56(1)	1,991	1,864
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	1,690	1,655
2015-P2, A3 3.541%, 12/15/48	1,427	1,396
Wells Fargo Mortgage Backed Securities Trust
2004-K, 1A2 3.615%, 7/25/34(3)	43	43
2004-U, A1 2.990%, 10/25/34(3)	14	13
2020-4, A1 144A 3.000%, 7/25/50(1)(3)	286	256
		167,956

Total Mortgage-Backed Securities (Identified Cost $179,876)		169,016

See Notes to Schedule of Investments

VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Asset-Backed Securities—37.7%
Automobiles—20.4%
ACC Auto Trust 2021-A, B 144A 1.790%, 4/15/27(1)	$ 1,835	$ 1,754
ACC Trust 2021-1, C 144A 2.080%, 12/20/24(1)	1,785	1,737
ACM Auto Trust
2022-1A, A 144A 3.230%, 4/20/29(1)	1,365	1,360
2022-1A, B 144A 4.470%, 4/20/29(1)	1,390	1,380
American Credit Acceptance Receivables Trust
2020-4, D 144A 1.770%, 12/14/26(1)	1,280	1,226
2021-1, C 144A 0.830%, 3/15/27(1)	1,710	1,671
2021-2, C 144A 0.970%, 7/13/27(1)	2,065	2,004
2021-3, C 144A 0.980%, 11/15/27(1)	1,840	1,765
2022-1, D 144A 2.460%, 3/13/28(1)	2,370	2,195
AmeriCredit Automobile Receivables Trust 2018-1, D 3.820%, 3/18/24	975	978
Arivo Acceptance Auto Loan Receivables Trust 2021-1A, A 144A 1.190%, 1/15/27(1)	630	612
Avid Automobile Receivables Trust 2021-1, D 144A 1.990%, 4/17/28(1)	400	361
Avis Budget Rental Car Funding LLC
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(1)	555	555
(AESOP) 2020-1A, A 144A 2.330%, 8/20/26(1)	1,475	1,402
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	400	367
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(1)	1,750	1,565
CarMax Auto Owner Trust 2019-1, C 3.740%, 1/15/25	915	913
Carnow Auto Receivables Trust 2019-1A, D 144A 4.620%, 12/16/24(1)	1,865	1,869
CarNow Auto Receivables Trust
2020-1A, C 144A 3.840%, 9/16/24(1)	688	687
2021-1A, B 144A 1.380%, 2/17/26(1)	2,750	2,708
2021-2A, B 144A 1.300%, 1/15/26(1)	1,970	1,923
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(1)	470	468
2019-3A, D 144A 3.040%, 4/15/25(1)	1,445	1,433
2019-3A, E 144A 4.600%, 7/15/26(1)	1,445	1,436
2020-N1A, D 144A 3.430%, 1/15/26(1)	1,270	1,255
2020-P1, B 0.920%, 11/9/26	1,340	1,227
2021-N1, C 1.300%, 1/10/28	1,154	1,126
	Par Value	Value

Automobiles—continued
2021-N2, C 1.070%, 3/10/28	$ 1,745	$ 1,683
2021-N3, D 1.580%, 6/12/28	1,490	1,394
2022-N1, C 144A 3.320%, 12/11/28(1)	1,825	1,776
CIG Auto Receivables Trust 2021-1A, D 144A 2.110%, 4/12/27(1)	1,985	1,855
CPS Auto Receivables Trust
2018-C, D 144A 4.400%, 6/17/24(1)	277	278
2018-D, D 144A 4.340%, 9/16/24(1)	520	520
2019-D, E 144A 3.860%, 10/15/25(1)	1,900	1,862
2020-A, C 144A 2.540%, 12/15/25(1)	411	411
2020-C, C 144A 1.710%, 8/17/26(1)	1,093	1,086
2021-A, B 144A 0.610%, 2/18/25(1)	694	692
Credit Acceptance Auto Loan Trust
2019-3A, B 144A 2.860%, 1/16/29(1)	1,180	1,171
2022-1A, A 144A 4.600%, 6/15/32(1)	1,520	1,512
Drive Auto Receivables Trust
2018-4, D 4.090%, 1/15/26	91	92
2019-3, C 2.900%, 8/15/25	396	396
2019-4, C 2.510%, 11/17/25	289	289
DT Auto Owner Trust
2019-2A, C 144A 3.180%, 2/18/25(1)	12	12
2019-4A, C 144A 2.730%, 7/15/25(1)	649	649
2020-2A, C 144A 3.280%, 3/16/26(1)	1,335	1,327
2021-2A, C 144A 1.100%, 2/16/27(1)	2,015	1,913
Exeter Automobile Receivables Trust
2019-2A, E 144A 4.680%, 5/15/26(1)	1,605	1,608
2019-3A, C 144A 2.790%, 5/15/24(1)	36	36
2020-1A, D 144A 2.730%, 12/15/25(1)	1,225	1,208
2020-3A, E 144A 3.440%, 8/17/26(1)	1,985	1,936
2022-3A, C 5.300%, 9/15/27	895	899
2019-4A, C 144A 2.440%, 9/16/24(1)	279	278
2018-4A, D 144A 4.350%, 9/16/24(1)	699	701
FHF Trust 2020-1A, A 144A 2.590%, 12/15/23(1)	158	158
First Investors Auto Owner Trust
2018-1A, D 144A 4.110%, 6/17/24(1)	205	205

See Notes to Schedule of Investments

VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2019-1A, C 144A 3.260%, 3/17/25(1)	$ 464	$ 465
2021-1A, B 144A 0.890%, 3/15/27(1)	2,150	2,085
2021-1A, C 144A 1.170%, 3/15/27(1)	1,895	1,789
2021-2A, C 144A 1.470%, 11/15/27(1)	1,845	1,686
Flagship Credit Auto Trust
2019-2, C 144A 3.090%, 5/15/25(1)	1,163	1,159
2020-1, C 144A 2.240%, 1/15/26(1)	1,490	1,461
2020-3, C 144A 1.730%, 9/15/26(1)	1,205	1,155
2021-1, C 144A 0.910%, 3/15/27(1)	1,790	1,676
Foursight Capital Automobile Receivables Trust
2019-1, E 144A 4.300%, 9/15/25(1)	1,290	1,285
2021-2, C 144A 1.570%, 7/15/27(1)	2,200	2,031
2022-1, B 144A 2.150%, 5/17/27(1)	1,610	1,511
GLS Auto Receivables Issuer Trust
2019-3A, B 144A 2.720%, 6/17/24(1)	247	247
2019-4A, B 144A 2.780%, 9/16/24(1)	608	608
2019-4A, D 144A 4.090%, 8/17/26(1)	2,070	2,020
2020-2A, B 144A 3.160%, 6/16/25(1)	1,385	1,383
2020-4A, C 144A 1.140%, 11/17/25(1)	1,615	1,564
2021-3A, C 144A 1.110%, 9/15/26(1)	1,055	982
2022-2A, C 144A 5.300%, 4/17/28(1)	1,825	1,817
Hertz Vehicle Financing III LLC 2022-1A, C 144A 2.630%, 6/25/26(1)	2,415	2,235
Hertz Vehicle Financing LLC 2021-1A, A 144A 1.210%, 12/26/25(1)	2,865	2,679
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(1)	2,000	1,856
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(1)	1,658	1,632
OneMain Direct Auto Receivables Trust
2021-1A, B 144A 1.260%, 7/14/28(1)	2,110	1,909
2022-1A, C 144A 5.310%, 6/14/29(1)	1,210	1,205
Santander Consumer Auto Receivables Trust 2021-AA, C 144A 1.030%, 11/16/26(1)	590	546
Santander Drive Auto Receivables Trust 2021-3, C 0.950%, 9/15/27	2,200	2,117
Tesla Auto Lease Trust 2020-A, C 144A 1.680%, 2/20/24(1)	1,205	1,183
Tidewater Auto Receivables Trust 2020-AA, C 144A 1.910%, 9/15/26(1)	1,530	1,513
	Par Value	Value

Automobiles—continued
Tricolor Auto Securitization Trust 2022-1A, C 144A 4.710%, 8/15/25(1)	$ 1,725	$ 1,703
U.S. Auto Funding 2021-1A, B 144A 1.490%, 3/17/25(1)	2,210	2,130
United Auto Credit Securitization Trust
2021-1, C 144A 0.840%, 6/10/26(1)	2,005	1,969
2021-1, D 144A 1.140%, 6/10/26(1)	1,840	1,771
USASF Receivables LLC 2020-1A, B 144A 3.220%, 5/15/24(1)	1,359	1,352
Veros Auto Receivables Trust 2021-1, B 144A 1.490%, 10/15/26(1)	2,345	2,231
Westlake Automobile Receivables Trust
2020-3A, C 144A 1.240%, 11/17/25(1)	1,275	1,244
2021-3A, D 144A 2.120%, 1/15/27(1)	2,015	1,873
2022-1A, B 144A 2.750%, 3/15/27(1)	1,825	1,770
		119,766

Consumer Loans—1.9%
Affirm Asset Securitization Trust 2021-A, A 144A 0.880%, 8/15/25(1)	2,280	2,252
CFMT Issuer Trust 2021-GRN1, A 144A 1.100%, 3/20/41(1)	973	923
Lendingpoint Asset Securitization Trust 2021-B, A 144A 1.110%, 2/15/29(1)	1,046	1,027
Marlette Funding Trust 2021-1A, B 144A 1.000%, 6/16/31(1)	2,065	2,023
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(1)	1,815	1,674
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	1,020	981
Upstart Securitization Trust 2021-3, B 144A 1.660%, 7/20/31(1)	2,430	2,239
		11,119

Credit Card—1.3%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	1,875	1,712
Genesis Sales Finance Master Trust
2020-AA, A 144A 1.650%, 9/22/25(1)	1,325	1,304
2021-AA, A 144A 1.200%, 12/21/26(1)	700	662
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(1)	1,620	1,541
Mission Lane Credit Card Master Trust 2021-A, A 144A 1.590%, 9/15/26(1)	2,310	2,225
		7,444

Equipment—1.4%
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(1)	1,917	1,712
Encina Equipment Finance LLC 2022-1A, B 144A 5.150%, 1/16/29(1)	1,210	1,214

See Notes to Schedule of Investments

VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Equipment—continued
NMEF Funding LLC
2019-A, B 144A 3.060%, 8/17/26(1)	$ 523	$ 522
2021-A, B 144A 1.850%, 12/15/27(1)	3,160	2,977
Pawnee Equipment Receivables Series LLC
2019-1, B 144A 2.520%, 10/15/24(1)	1,365	1,348
2020-1, A 144A 1.370%, 11/17/25(1)	297	293
		8,066

Other—12.4%
Accelerated LLC 2021-1H, A 144A 1.350%, 10/20/40(1)	1,417	1,317
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	136	135
2019-A, A 144A 3.140%, 7/16/40(1)	605	586
2019-A, C 144A 4.010%, 7/16/40(1)	2,165	2,077
2020-AA, B 144A 2.790%, 7/17/46(1)	1,355	1,270
2021-A, A 144A 1.540%, 7/17/46(1)	1,989	1,837
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	1,810	1,626
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(1)	460	453
BHG Securitization Trust
2021-A, A 144A 1.420%, 11/17/33(1)	1,342	1,256
2021-B, B 144A 1.670%, 10/17/34(1)	1,495	1,332
BRE Grand Islander Timeshare Issuer LLC 2017-1A, A 144A 2.940%, 5/25/29(1)	188	184
BXG Receivables Note Trust
2015-A, A 144A 2.880%, 5/2/30(1)	56	54
2020-A, B 144A 2.490%, 2/28/36(1)	767	719
2022-A, A 144A 4.120%, 9/28/37(1)	1,239	1,219
CCG Receivables Trust
2019-2, B 144A 2.550%, 3/15/27(1)	1,720	1,700
2021-1, C 144A 0.840%, 6/14/27(1)	1,510	1,413
Commercial Equipment Finance LLC 2021-A, A 144A 2.050%, 2/16/27(1)(5)	888	860
Conn’s Receivables Funding LLC 2021-A, B 144A 2.870%, 5/15/26(1)	2,000	1,940
Crossroads Asset Trust 2021-A, B 144A 1.120%, 6/20/25(1)	1,350	1,299
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(1)	1,235	1,217
	Par Value	Value

Other—continued
2020-1, B 144A 1.920%, 11/15/27(1)	$ 2,385	$ 2,298
Diamond Resorts Owner Trust
2019-1A, B 144A 3.530%, 2/20/32(1)	655	641
2021-1A, A 144A 1.510%, 11/21/33(1)	1,075	1,006
Foundation Finance Trust
2017-1A, A 144A 3.300%, 7/15/33(1)	125	125
2019-1A, A 144A 3.860%, 11/15/34(1)	690	683
FREED ABS Trust 2022-1FP, C 144A 2.510%, 3/19/29(1)	1,205	1,138
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(1)	1,279	1,131
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	20	19
GoldentTree Loan Management US CLO 1 Ltd. 2021-9A, A (3 month LIBOR + 1.070%, Cap N/A, Floor 1.070%) 144A 2.133%, 1/20/33(1)(3)	1,435	1,396
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,931	1,753
Hilton Grand Vacations Trust
2017-AA, A 144A 2.660%, 12/26/28(1)	143	141
2018-AA, A 144A 3.540%, 2/25/32(1)	369	363
2020-AA, A 144A 2.740%, 2/25/39(1)	542	522
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	1,302	1,220
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	2,199	2,092
Lendingpoint Asset Securitization Trust
2021-A, A 144A 1.000%, 12/15/28(1)	427	423
2022-A, B 144A 2.410%, 6/15/29(1)	2,010	1,935
LL ABS Trust 2021-1A, A 144A 1.070%, 5/15/29(1)	1,034	998
Mariner Finance Issuance Trust
2019-AA, A 144A 2.960%, 7/20/32(1)	1,045	1,037
2020-AA, A 144A 2.190%, 8/21/34(1)	1,090	1,047
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	1,754	1,644
2021-1WA, B 144A 1.440%, 1/22/41(1)	986	894
MVW Owner Trust
2016-1A, A 144A 2.250%, 12/20/33(1)	194	194
2019-1A, A 144A 2.890%, 11/20/36(1)	383	370
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	1,925	1,708
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(1)	1,480	1,400

See Notes to Schedule of Investments

VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
Oasis Securitization Funding LLC
2021-1A, A 144A 2.579%, 2/15/33(1)	$ 628	$ 621
2021-2A, A 144A 2.143%, 10/15/33(1)	1,383	1,354
Octane Receivables Trust
2019-1A, C 144A 4.740%, 6/20/25(1)	1,715	1,702
2021-1A, A 144A 0.930%, 3/22/27(1)	1,058	1,030
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	1,970	1,822
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)	431	414
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month LIBOR + 0.900%, Cap N/A, Floor 0.900%) 144A 1.963%, 4/20/29(1)(3)	903	891
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	1,862	1,811
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(1)	2,015	1,932
Sierra Timeshare Receivables Funding LLC
2018-2A, A 144A 3.500%, 6/20/35(1)	147	146
2019-1A, B 144A 3.420%, 1/20/36(1)	254	248
2019-2A, B 144A 2.820%, 5/20/36(1)	257	249
2020-2A, B 144A 2.320%, 7/20/37(1)	907	869
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	660	656
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(1)	1,928	1,697
Upstart Securitization Trust
2021-1, A 144A 0.870%, 3/20/31(1)	355	351
2021-2, B 144A 1.750%, 6/20/31(1)	1,730	1,627
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(1)	2,443	2,332
Westgate Resorts LLC
2020-1A, A 144A 2.713%, 3/20/34(1)	660	647
2022-1A, B 144A 2.288%, 8/20/36(1)	1,435	1,371
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	2,377	2,067
		72,509

Student Loan—0.3%
Commonbond Student Loan Trust
2017-AGS, A1 144A 2.550%, 5/25/41(1)	119	117
2019-AGS, A1 144A 2.540%, 1/25/47(1)	462	435
2020-1, A 144A 1.690%, 10/25/51(1)	337	299
	Par Value	Value

Student Loan—continued
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	$ 229	$ 227
Navient Private Education Refi Loan Trust 2021-A, A 144A 0.840%, 5/15/69(1)	877	803
		1,881

Total Asset-Backed Securities (Identified Cost $231,056)		220,785

Corporate Bonds and Notes—18.6%
Communication Services—1.0%
AT&T, Inc. (3 month LIBOR + 0.890%) 2.301%, 2/15/23(3)	475	475
CommScope, Inc. 144A 4.750%, 9/1/29(1)	1,265	1,021
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(1)	490	418
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(1)	165	165
T-Mobile USA, Inc.
3.750%, 4/15/27	370	356
2.050%, 2/15/28	1,100	955
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	740	716
Verizon Communications, Inc.
2.100%, 3/22/28	820	728
(3 month LIBOR + 1.100%) 2.511%, 5/15/25(3)	1,226	1,219
		6,053

Consumer Discretionary—0.2%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	1,600	1,487
Consumer Staples—0.5%
Bacardi Ltd. 144A 4.700%, 5/15/28(1)	1,170	1,156
BAT Capital Corp. 2.259%, 3/25/28	1,565	1,311
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	495	435
		2,902

Energy—1.5%
Aker BP ASA 144A 2.875%, 1/15/26(1)	755	714
Boardwalk Pipelines LP 4.950%, 12/15/24	955	962
BP Capital Markets plc 4.875% (4)	1,115	971
Chesapeake Energy Corp. 144A 5.500%, 2/1/26(1)	925	881
Energy Transfer LP 4.200%, 4/15/27	690	662
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	333	319
144A 7.500%, 6/1/27(1)	5	5

See Notes to Schedule of Investments

VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
Kinder Morgan, Inc. 3.150%, 1/15/23	$ 1,005	$ 1,003
Lundin Energy Finance B.V. 144A 2.000%, 7/15/26(1)	1,075	960
NGPL PipeCo LLC 144A 4.875%, 8/15/27(1)	954	944
Petroleos Mexicanos
4.625%, 9/21/23(6)	855	834
6.500%, 3/13/27	285	246
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	164	151
		8,652

Financials—7.2%
AerCap Ireland Capital DAC
2.875%, 8/14/24	570	543
2.450%, 10/29/26	760	662
3.000%, 10/29/28	150	126
Series 3NC1 1.750%, 10/29/24	570	526
Athene Global Funding 144A 2.450%, 8/20/27(1)	1,540	1,349
Banco BBVA Peru S.A. RegS 5.000%, 8/26/22(7)	360	360
Banco Santander Chile 144A 2.700%, 1/10/25(1)	950	905
Bank of America Corp.
1.734%, 7/22/27	4,075	3,622
2.551%, 2/4/28	719	654
(3 month LIBOR + 0.770%) 2.133%, 2/5/26(3)	840	819
Blackstone Private Credit Fund
144A 2.625%, 12/15/26(1)	744	623
144A 4.000%, 1/15/29(1)	415	340
Brookfield Finance, Inc. 3.900%, 1/25/28	1,580	1,510
Charles Schwab Corp. (The)
Series G 5.375%(4)	275	271
Series H 4.000%(4)	945	727
Citadel Finance LLC 144A 3.375%, 3/9/26(1)	1,190	1,088
Citadel LP 144A 4.875%, 1/15/27(1)	381	369
Citigroup, Inc.
3.200%, 10/21/26	1,885	1,794
(3 month LIBOR + 1.250%) 3.527%, 7/1/26(3)	1,080	1,058
(SOFR + 1.280%) 2.599%, 2/24/28(3)(6)	962	923
Danske Bank A/S
144A 3.773%, 3/28/25(1)	500	492
144A 1.621%, 9/11/26(1)	673	603
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	1,430	1,311
F&G Global Funding 144A 1.750%, 6/30/26(1)	1,465	1,297
Goldman Sachs Group, Inc. (The)
3.850%, 1/26/27	1,000	967
	Par Value	Value

Financials—continued
(3 month LIBOR + 1.170%) 2.581%, 5/15/26(3)	$ 475	$ 464
(3 month LIBOR + 1.750%) 2.988%, 10/28/27(3)	2,880	2,846
JPMorgan Chase & Co.
1.578%, 4/22/27	1,680	1,495
(SOFR + 1.180%) 2.472%, 2/24/28(3)	1,500	1,442
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	990	799
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	1,140	909
Lincoln National Corp. (3 month LIBOR + 2.040%) 3.103%, 4/20/67(3)	1,715	1,158
Morgan Stanley
4.100%, 5/22/23	730	733
2.475%, 1/21/28	1,016	924
Navient Corp. 5.875%, 10/25/24	930	855
OWL Rock Core Income Corp. 144A 5.500%, 3/21/25(1)	500	480
Prudential Financial, Inc. 5.625%, 6/15/43	1,948	1,899
Spirit Realty LP 4.450%, 9/15/26	619	608
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	1,020	939
Wells Fargo & Co.
1.654%, 6/2/24	925	903
4.100%, 6/3/26	1,810	1,780
(3 month LIBOR + 1.230%) 2.469%, 10/31/23(3)	1,175	1,176
		42,349

Health Care—1.5%
Baxter International, Inc.
1.915%, 2/1/27	1,192	1,068
2.272%, 12/1/28	1,198	1,049
Bio-Rad Laboratories, Inc. 3.300%, 3/15/27	1,054	995
HCA, Inc. 5.375%, 2/1/25	570	567
Royalty Pharma plc
1.200%, 9/2/25	190	169
1.750%, 9/2/27	2,135	1,820
Universal Health Services, Inc. 144A 1.650%, 9/1/26(1)	1,825	1,583
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	273	257
Viatris, Inc.
2.300%, 6/22/27	1,441	1,245
144A 2.300%, 6/22/27(1)	—(2)	—(2)
		8,753

Industrials—1.3%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(1)	1,174	1,158
Boeing Co. (The)
4.875%, 5/1/25	335	334
5.040%, 5/1/27	507	501

See Notes to Schedule of Investments

VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Industrials—continued
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)	$ 1,526	$ 1,344
Ferguson Finance plc 144A 4.250%, 4/20/27(1)	250	243
GFL Environmental, Inc. 144A 3.750%, 8/1/25(1)	1,360	1,261
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	1,948	1,661
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(1)	720	666
Suzano Austria GmbH 2.500%, 9/15/28	560	453
		7,621

Information Technology—2.0%
CDW LLC
2.670%, 12/1/26	793	707
3.276%, 12/1/28	792	683
Citrix Systems, Inc. 1.250%, 3/1/26	1,145	1,108
Dell International LLC 4.900%, 10/1/26	1,040	1,040
Entegris Escrow Corp. 144A 4.750%, 4/15/29(1)	2,068	1,926
Kyndryl Holdings, Inc.
144A 2.050%, 10/15/26(1)	802	675
144A 2.700%, 10/15/28(1)	782	623
Open Text Corp. 144A 3.875%, 2/15/28(1)	740	658
Oracle Corp. 2.300%, 3/25/28	795	684
SK Hynix, Inc. 144A 1.500%, 1/19/26(1)	1,940	1,738
TD SYNNEX Corp.
144A 1.750%, 8/9/26(1)	1,132	997
144A 2.375%, 8/9/28(1)	755	637
		11,476

Materials—1.5%
Anglo American Capital plc 144A 2.250%, 3/17/28(1)	1,040	897
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	925	784
Bayport Polymers LLC 144A 4.743%, 4/14/27(1)	1,755	1,704
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	1,055	949
Glencore Funding LLC 144A 1.625%, 9/1/25(1)	1,875	1,712
International Flavors & Fragrances, Inc. 144A 1.832%, 10/15/27(1)	1,393	1,200
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	1,813	1,620
		8,866

Real Estate—1.1%
EPR Properties 4.950%, 4/15/28	1,105	1,016
	Par Value	Value

Real Estate—continued
GLP Capital LP 5.250%, 6/1/25	$ 1,615	$ 1,584
Office Properties Income Trust
4.500%, 2/1/25	930	891
2.650%, 6/15/26	373	317
Retail Opportunity Investments Partnership LP 5.000%, 12/15/23	1,645	1,655
Service Properties Trust
4.650%, 3/15/24	430	369
4.350%, 10/1/24	455	370
VICI Properties LP 144A 4.625%, 6/15/25(1)	170	162
		6,364

Utilities—0.8%
DPL, Inc. 4.125%, 7/1/25	122	113
FirstEnergy Transmission LLC 144A 2.866%, 9/15/28(1)	837	707
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	1,161	1,139
Puget Energy, Inc. 2.379%, 6/15/28	1,068	934
Southern Co. (The) Series 21-A 3.750%, 9/15/51	1,800	1,529
		4,422

Total Corporate Bonds and Notes (Identified Cost $120,535)		108,945

Leveraged Loans—5.9%
Aerospace—0.6%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(3)	194	178
Brown Group Holding LLC (1 month LIBOR + 2.500%) 4.166%, 6/7/28(3)	1,020	965
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 4.813%, 10/20/27(3)	605	601
KKR Apple Bidco LLC (1 month LIBOR + 2.750%) 4.416%, 9/22/28(3)	652	614
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 7.313%, 6/21/27(3)	605	597
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 3.916%, 5/30/25(3)	128	121
Tranche F (1 month LIBOR + 2.250%) 3.916%, 12/9/25(3)	704	666
		3,742

Chemicals—0.4%
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 3.666%, 4/1/24(3)	1,968	1,900
Starfruit Finco B.V. (3 month LIBOR + 3.000%) 5.250%, 10/1/25(3)	341	322
		2,222

See Notes to Schedule of Investments

VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Consumer Durables—0.3%
Resideo Funding, Inc. Tranche B (3 month LIBOR + 2.250%) 3.36% - 3.65%, 2/11/28(3)	$ 621	$ 595
Zodiac Pool Solutions LLC (1 month Term SOFR + 2.100%) 3.625%, 1/29/29(3)	1,223	1,184
		1,779

Energy—0.2%
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 4.563%, 12/21/28(3)	633	545
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 4.705%, 10/5/28(3)	630	599
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(3)(5)(8)	1	—
		1,144

Financials—0.3%
Avolon TLB Borrower 1 U.S. LLC Tranche B-5 (1 month LIBOR + 2.250%) 3.845%, 12/1/27(3)	950	901
Citadel Securities LP 2021 (1 month Term SOFR + 2.614%) 4.140%, 2/2/28(3)	922	884
		1,785

Food / Tobacco—0.3%
Aramark Services, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 3.416%, 3/11/25(3)	345	331
Tranche B-5 (1 month LIBOR + 2.500%) 4.166%, 4/6/28(3)	583	556
Hostess Brands LLC 2019, Tranche B (3 month LIBOR + 2.250%) 3.49% - 3.92%, 8/3/25(3)	1,083	1,035
		1,922

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 3.005%, 7/1/26(3)	817	788
Gaming / Leisure—0.6%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 4.416%, 12/23/24(3)	1,116	1,073
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 3.374%, 6/22/26(3)	623	597
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.000%) 4.358%, 4/13/29(3)	370	351
Stars Group Holdings B.V. 2021 (3 month LIBOR + 2.250%) 4.500%, 7/21/26(3)	629	597
	Par Value	Value

Gaming / Leisure—continued
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 3.920%, 2/8/27(3)	$ 619	$ 581
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 3.500%, 4/29/26(3)	381	354
		3,553

Health Care—0.4%
Agiliti Health, Inc. (1 month LIBOR + 2.750%) 3.813%, 1/4/26(3)	427	409
Elanco Animal Health, Inc. (1 month LIBOR + 1.750%) 2.812%, 8/1/27(3)	636	600
Horizon Therapeutics USA, Inc. Tranche B-2 (1 month LIBOR + 1.750%) 3.375%, 3/15/28(3)	690	664
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.250%) 4.916%, 11/15/28(3)	164	154
Select Medical Corp. Tranche B (1 month LIBOR + 2.500%) 4.170%, 3/6/25(3)	645	616
		2,443

Housing—0.4%
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 3.666%, 1/15/27(3)	617	582
CPG International LLC (1 month Term SOFR + 2.600%) 4.092%, 4/28/29(3)	555	514
Quikrete Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 4.666%, 6/9/28(3)	638	601
Standard Industries, Inc. (3 month LIBOR + 2.500%) 3.788%, 9/22/28(3)	625	602
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 3.666%, 11/21/24(3)	151	150
		2,449

Information Technology—0.6%
CCC Intelligent Solutions, Inc. Tranche B (3 month LIBOR + 2.250%) 4.500%, 9/21/28(3)	631	598
Go Daddy Operating Co. LLC Tranche B-2 (1 month LIBOR + 1.750%) 3.416%, 2/15/24(3)	1,288	1,242
Tenable, Inc. (3 month LIBOR + 2.750%) 3.269%, 7/7/28(3)	616	584
UKG, Inc. 2021-2, First Lien (1 month LIBOR + 3.250%) 4.212%, 5/4/26(3)	939	878
		3,302

Manufacturing—0.2%
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 4.166%, 3/31/27(3)	530	499

See Notes to Schedule of Investments

VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
NCR Corp. (3 month LIBOR + 2.500%) 3.740%, 8/28/26(3)	$ 954	$ 919
		1,418

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 4.166%, 9/18/26(3)	408	402
Media / Telecom - Cable/Wireless Video—0.2%
Charter Communications Operating LLC Tranche B-2 (1 month LIBOR + 1.750%) 3.420%, 2/1/27(3)	640	609
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 6.666%, 8/2/27(3)	687	631
		1,240

Media / Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 3.916%, 3/15/27(3)	664	609
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 3.416%, 3/1/27(3)	325	301
		910

Media / Telecom - Wireless Communications—0.2%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 3.420%, 4/11/25(3)	1,058	1,018
Service—0.6%
Asplundh Tree Expert, LLC 2021 (1 month LIBOR + 1.750%) 3.416%, 9/7/27(3)	623	600
Dun & Bradstreet Corp. (The)
2022, Tranche B-2 (1 month Term SOFR + 3.250%) 4.747%, 1/18/29(3)	180	167
Tranche B (1 month LIBOR + 3.250%) 4.874%, 2/6/26(3)	623	586
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 5.204%, 11/23/28(3)	636	593
Pike Corp. 2028 (1 month LIBOR + 3.000%) 4.670%, 1/21/28(3)	927	879
PODS LLC (1 month LIBOR + 3.000%) 4.666%, 3/31/28(3)	640	595
		3,420

Utilities—0.2%
Vistra Operations Co. LLC 2018 (1 month LIBOR + 1.750%) 3.27% - 3.42%, 12/31/25(3)	922	881
Total Leveraged Loans (Identified Cost $36,089)		34,418

	Shares	Value
Preferred Stocks—0.5%
Financials—0.3%
Citigroup, Inc. Series T, 6.250%	1,020(9)	$ 994
JPMorgan Chase & Co. Series HH, 4.600%	1,106(9)	934
		1,928

Industrials—0.2%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 5.159%(3)	1,215(9)	1,065
Total Preferred Stocks (Identified Cost $3,328)		2,993

Total Long-Term Investments—98.4% (Identified Cost $611,247)		575,977

Short-Term Investment—1.2%
Money Market Mutual Fund—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(10)	7,054,208	7,054
Total Short-Term Investment (Identified Cost $7,054)		7,054

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.351%)(10)(11)	849,435	849
Total Securities Lending Collateral (Identified Cost $849)		849

TOTAL INVESTMENTS—99.7% (Identified Cost $619,150)		$583,880
Other assets and liabilities, net—0.3%		1,480
NET ASSETS—100.0%		$585,360

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
SBA	Small Business Administration
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $415,566 or 71.0% of net assets.
(2)	Amount is less than $500.

See Notes to Schedule of Investments

VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
(3)	Variable rate security. Rate disclosed is as of June 30, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	No contractual maturity date.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	All or a portion of security is on loan.
(7)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	Value shown as par value.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.

The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$220,785	$—	$219,925	$860
Corporate Bonds and Notes	108,945	—	108,945	—
Foreign Government Securities	2,956	—	2,956	—
Leveraged Loans	34,418	—	34,418	—(1)
Mortgage-Backed Securities	169,016	—	169,016	—
U.S. Government Securities	36,864	—	36,864	—
Equity Securities:
Preferred Stocks	2,993	—	2,993	—
Securities Lending Collateral	849	849	—	—
Money Market Mutual Fund	7,054	7,054	—	—
Total Investments	$583,880	$7,903	$575,117	$860

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2022.
See Notes to Schedule of Investments

VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND  NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fundcalculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments will be available for issuance, and has determined that the following subsequent events require recognition or disclosure in this Schedule of Investments:
Effective July 1,2022, Seix Investment Advisors, LLC (“Seix”), changed its name to Virtus Fixed Income Advisors, LLC (“VFIA”). The investment professionals previously with Seix, now operate in the Seix Investment Advisors division of VFIA. The subadvisory agreement for the Funds was amended to reflect such name change.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.